Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI CATHOLIC VALUES TRUST
Entity Central Index Key	0001627853
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000152590
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class F Shares
Trading Symbol	CAVAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
AssetsNet	$ 460,459,902
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 805
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$460,459,902	819	$805	118%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Registered Investment Companies	0.3%
Real Estate	0.6%
Cash Equivalent	1.5%
Utilities	1.6%
Materials	2.2%
Energy	3.0%
Consumer Staples	4.6%
Health Care	6.4%
Communication Services	7.4%
Industrials	10.5%
Consumer Discretionary	11.2%
Financials	16.9%
Information Technology	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.4%
Apple Inc	3.7%
Microsoft Corp	3.1%
Alphabet Inc, Cl A	2.0%
Taiwan Semiconductor Manufacturing Co Ltd	1.6%
Amazon.com Inc	1.2%
Visa Inc, Cl A	1.2%
Adobe Inc	0.9%
Samsung Electronics Co Ltd	0.8%
Alphabet Inc, Cl C	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

C000152591
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class Y Shares
Trading Symbol	CAVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
AssetsNet	$ 460,459,902
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 805
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$460,459,902	819	$805	118%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Registered Investment Companies	0.3%
Real Estate	0.6%
Cash Equivalent	1.5%
Utilities	1.6%
Materials	2.2%
Energy	3.0%
Consumer Staples	4.6%
Health Care	6.4%
Communication Services	7.4%
Industrials	10.5%
Consumer Discretionary	11.2%
Financials	16.9%
Information Technology	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.4%
Apple Inc	3.7%
Microsoft Corp	3.1%
Alphabet Inc, Cl A	2.0%
Taiwan Semiconductor Manufacturing Co Ltd	1.6%
Amazon.com Inc	1.2%
Visa Inc, Cl A	1.2%
Adobe Inc	0.9%
Samsung Electronics Co Ltd	0.8%
Alphabet Inc, Cl C	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

C000152592
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class F Shares
Trading Symbol	CFVAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 227,358,139
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 329
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,358,139	942	$329	153%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.1%
Forwards	0.0%
Written Swaptions	0.0%
Futures Contracts	0.0%
Purchased Swaption	0.0%
Consumer Staples	0.4%
Municipal Bonds	0.6%
Materials	0.6%
Health Care	0.6%
Sovereign Debt	0.7%
Cash Equivalent	0.8%
Real Estate	1.1%
Information Technology	1.1%
Energy	1.2%
Consumer Discretionary	1.4%
Communication Services	2.5%
Industrials	2.6%
Utilities	3.4%
Financials	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	31.1%
Mortgage-Backed Securities	41.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	07/31/28	4.5%
U.S. Treasury Notes	4.375%	08/31/31	4.3%
U.S. Treasury Bonds	5.125%	08/15/56	3.3%
UMBS	4.500%	10/15/33	2.7%
U.S. Treasury Notes	4.375%	07/31/31	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	2.0%
U.S. Treasury Notes	4.625%	08/15/36	2.0%
U.S. Treasury Notes	3.500%	02/28/31	1.6%
UMBS	3.500%	10/15/56	1.5%
UMBS	4.000%	09/14/39	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

C000152593
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class Y Shares
Trading Symbol	CFVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 227,358,139
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 329
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,358,139	942	$329	153%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.1%
Forwards	0.0%
Written Swaptions	0.0%
Futures Contracts	0.0%
Purchased Swaption	0.0%
Consumer Staples	0.4%
Municipal Bonds	0.6%
Materials	0.6%
Health Care	0.6%
Sovereign Debt	0.7%
Cash Equivalent	0.8%
Real Estate	1.1%
Information Technology	1.1%
Energy	1.2%
Consumer Discretionary	1.4%
Communication Services	2.5%
Industrials	2.6%
Utilities	3.4%
Financials	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	31.1%
Mortgage-Backed Securities	41.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	07/31/28	4.5%
U.S. Treasury Notes	4.375%	08/31/31	4.3%
U.S. Treasury Bonds	5.125%	08/15/56	3.3%
UMBS	4.500%	10/15/33	2.7%
U.S. Treasury Notes	4.375%	07/31/31	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	2.0%
U.S. Treasury Notes	4.625%	08/15/36	2.0%
U.S. Treasury Notes	3.500%	02/28/31	1.6%
UMBS	3.500%	10/15/56	1.5%
UMBS	4.000%	09/14/39	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.